Document and Entity Information	Aug. 13, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	Decarbonization Plus Acquisition Corporation IV
Entity Central Index Key	0001848959
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40731
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1585724
Entity Address, Address Line One	2744 Sand Hill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	212
Local Phone Number	993-0076
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one warrant
Trading Symbol	DCRDU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DCRD
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	DCRDW
Security Exchange Name	NASDAQ